Average Annual Total Returns{- Fidelity® Total Bond ETF} - 10.31 Fidelity Fixed-Income ETFs Combo PRO-07 - Fidelity® Total Bond ETF	Fidelity Total Bond ETF-Default Return Before Taxes Past 1 year	Fidelity Total Bond ETF-Default Return Before Taxes Past 5 years	Fidelity Total Bond ETF-Default Return Before Taxes Since Inception		Fidelity Total Bond ETF-Default After Taxes on Distributions Past 1 year	Fidelity Total Bond ETF-Default After Taxes on Distributions Past 5 years	Fidelity Total Bond ETF-Default After Taxes on Distributions Since Inception		Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond ETF-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		LB091 Past 1 year	LB091 Past 5 years	LB091 Since Inception
Total	9.51%	5.82%	4.48%	[1]	7.83%	4.50%	3.15%	[1]	5.80%	3.92%	2.86%	[1]	7.51%	4.44%	3.84%	[1]	7.58%	4.87%	4.09%	[1]

[1]	(a)From October 6, 2014